Trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables, net	R$ 458	R$ 417
Allowance for doubtful accounts	(2)	(2)
Current trade receivables	458	417
Credit Card Companies [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	109	79
Credit Card Companies Related Parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	8	4
Sales Vouchers And Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	272	255
Private Label Credit Card [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	30	34
Receivables From Related Parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	9	5
Receivables From Suppliers [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	R$ 32	R$ 42